Private Placement (Details) - Private Placement [Member] - USD ($)		9 Months Ended	12 Months Ended
	Nov. 13, 2019	Sep. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Aggregate purchase shares	200,311	3,750,000	3,750,000
Share issued price per shares	$ 1	$ 1	$ 1
Aggregate proceeds	$ 200,311	$ 3,750,000	$ 3,750,000
Private warrant description		Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share.	Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share.